Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 209,612	₩ 285,706	₩ 239,508
Interest	(9,686)	1,901	5,894
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	1,733,020	1,714,115
Current service costs	209,612	285,706
Interest	35,830	39,286
Remeasurements	51,994	(32,927)
- Gain from change in financial assumptions	(50,218)	(72,910)
- Loss (gain) from change in demographic assumptions	15,952	(4,140)
- Others	86,260	44,123
Benefits paid	(185,220)	(278,278)
Others	(2,101)	5,118
End of period	₩ 1,843,135	₩ 1,733,020	₩ 1,714,115